UNITED STATES SECURITIES AND EXCHANGE COMMISSION
					  washington, D.C.  20549
						Form 13F

					  Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:	March 31, 2005
						--------------

Check here if Amendment (_);  Amendment Number:
This Amendment (Check only one).:
(_) is a restatement.
(_) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Hartline Investment Corporation
				-------------------------------

Address:			20 North Wacker Drive, Suite 3820, Chicago, IL  60606
				-----------------------------------------------------

Form 13F File Number:		028-04984
				---------

The institutional investment investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requried items, statements, schedules, lists, and tables, are c onsidered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William G. Hart
	---------------
Title:	President
	---------
Phone:	312-726-4278
	------------

Signature, Place and Date of Signing:

				Chicago, IL	July 1,2004
				-----------	------------
___________________________	(City, State)	(Date)
(Signature)


Report Type  (Check only one):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).
( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). ( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manater are reported in this report and a portion are reported by other reporting manager(s).


						Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		--

Form 13F Information Table Entry Total:		------

Form 13F Information Table Value Total:		------------


List of Other Included Managers:


 PAGE


FORM 13F INFORMATION TABLE

Hartline Investment Corp
FORM 13F
31-Mar-05

Hartline Investment Corp
FORM 13F
31-Mar-05

								Voting Authority
								--------------------------
	Title of 		Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Mgrs.	Sole	Shared
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------	--------

ABBOTT LABORATORIES	COM	002824100	1056	22655	SH		Sole		22655
ACTIVISION	COM	004930202	3131	211586	SH		Sole		211586
ADVANCED MEDICAL OPT	COM	00763m108	457	12609	SH		Sole		12609
AFFILIATED COMPUTER CL A	COM	008190100	603	11325	SH		Sole		11325
AFLAC INC	COM	001055102	10675	286500	SH		Sole		286500
ALLIED CAPITAL	COM	01903q108	411	15760	SH		Sole		15760
ALLIED PRODUCTS	COM	019411107	0	50000	SH		Sole		50000
ALTRIA GROUP	COM	02209s103	315	4820	SH		Sole		4820
AMEREN	COM	023608102	587	11978	SH		Sole		11978
AMERICAN EXPRESS	COM	025816109	4380	85270	SH		Sole		85270
AMERICAN INTL GROUP INC	COM	026874107	969	17490	SH		Sole		17490
AMGEN	COM	031162100	2390	41062	SH		Sole		41062
AMPHENOL	COM	032095101	2733	73775	SH		Sole		73775
ANHEUSER-BUSCH COMPANIES INC	COM	035229103	341	7200	SH		Sole		7200
ANTEON	COM		997	25600	SH		Sole		25600
APACHE	COM	037411105	491	8018	SH		Sole		8018
APOLLO GROUP	COM	037604105	333	4490	SH		Sole		4490
BAKER HUGHES 	COM	057224107	1647	37025	SH		Sole		37025
BERKSHIRE HATHAWAY A	COM	084670108	80562	926	SH		Sole		926
BERKSHIRE HATHAWAY B	COM	084670207	4998	1750	SH		Sole		1750
BLOUNT INTL	COM	095180105	1673	98500	SH		Sole		98500
BLYTH INDUSTRIES	COM	09643P108	289	9086	SH		Sole		9086
BRINKER INTL INC	COM	109641100	583	16090	SH		Sole		16090
BRISTOL MYERS SQUIBB	COM	110122108	430	16881	SH		Sole		16881
BRITISH PETROLEUM	COM	055622104	4706	75411	SH		Sole		75411
CARDINAL HEALTH INC	COM	14149y108	652	11677	SH		Sole		11677
CHEVRONTEXACO	COM	166764100	776	13310	SH		Sole		13310
CHICOS FAS	COM	168615102	1128	39910	SH		Sole		39910
CHOICEPOINT	COM	170388102	1901	47395	SH		Sole		47395
CINERGY	COM	172474108	767	18929	SH		Sole		18929
CISCO SYSTEMS INC	COM	17275r102	2462	137645	SH		Sole		137645
CITIGROUP	COM	172967101	361	8029	SH		Sole		8029
COCA COLA CO	COM	191216100	2669	64061	SH		Sole		64061
CONAGRA CORP	COM	205887102	201	7430	SH		Sole		7430
CONOCO PHILLIPS	COM	20825c104	305	2825	SH		Sole		2825
CONSTELLATION BRANDS CLASS A	COM	21036p108	5707	107945	SH		Sole		107945
COSTCO WHOLESALE CORP	COM	22160k105	5012	113440	SH		Sole		113440
DELL	COM	24702r101	217	5645	SH		Sole		5645
DENTSPLY INTL	COM	249030107	4255	78204	SH		Sole		78204
DEVON ENERGY CORP.	COM	25179m103	398	8328	SH		Sole		8328
DISNEY COMPANY HOLDINGS (WALT)	COM	254687106	4684	163024	SH		Sole		163024
E M C CORPORATION	COM	268648102	1095	88884	SH		Sole		88884
ESTEE LAUDER CO.	COM	518439104	1636	36380	SH		Sole		36380
EXXONMOBIL	COM	30231G102	9203	154406	SH		Sole		154406
FASTENAL CORP	COM	311900104	1715	31005	SH		Sole		31005
FEDERAL HOME LOAN MORTG CORP	COM	313400301	3552	56200	SH		Sole		56200
FEDERAL NATIONAL MORTGAGE ASSO	COM	313586109	923	16950	SH		Sole		16950
FEDEX	COM	31304n107	255	2715	SH		Sole		2715
FIFTH THIRD BANCORP	COM	316773100	1877	43680	SH		Sole		43680
FISHER SCIENTIFIC	COM	338032204	2837	49850	SH		Sole		49850
FMC TECHNOLOGIES	COM	30249U101	2100	63300	SH		Sole		63300
FORTUNE BRANDS INC.	COM	349631101	676	8390	SH		Sole		8390
FPL GROUP	COM	302571104	802	19964	SH		Sole		19964
GANNETT	COM	364730101	935	11826	SH		Sole		11826
GENERAL ELECTRIC	COM	369604103	10031	278169	SH		Sole		278169
HELMERICH & PAYNE	COM	423452101	399	10045	SH		Sole		10045
ILLINOIS TOOL WORKS INC	COM	452308109	3444	38468	SH		Sole		38468
INT'L BUSINESS MACHINES	COM	459200101	8727	95506	SH		Sole		95506
INTEL CORP	COM	458140100	2100	90418	SH		Sole		90418
INTRADO	COM	46117A100	896	72881	SH		Sole		72881
ISHARES NAS BIOT IDX	COM	464287556	2944	46318	SH		Sole		46318
JABIL CIRCUIT	COM	466313103	1965	68900	SH		Sole		68900
JOHNSON & JOHNSON	COM	478160104	534	7950	SH		Sole		7950
JOHNSON CONTROLS	COM	478366107	3161	56685	SH		Sole		56685
JP MORGAN CHASE & CO INC	COM	46625H100	4274	123538	SH		Sole		123538
KINDER MORGAN INC	COM	49455P101	1044	13785	SH		Sole		13785
LA-Z-BOY	COM	505336107	16054	1152458	SH		Sole		1152458
LABORATORY CORP. OF AMERICA	COM	50540R409	264	5475	SH		Sole		5475
LOCKHEED-MARTIN CORP.	COM	539830109	366	6000	SH		Sole		6000
LOWE'S COMPANIES	COM	548661107	805	14100	SH		Sole		14100
MAF BANCORP	COM	55261R108	1086	26148	SH		Sole		26148
MEDCO HEALTH SOL	COM	58405U102	308	6215	SH		Sole		6215
MEDTRONIC INC	COM	585055106	8547	167743	SH		Sole		167743
METAMORPHIX	COM	metamorph	100	100000	SH		Sole		100000
MICROSOFT CORP	COM	594918104	5886	243531	SH		Sole		243531
MMM (3M) COMPANY	COM	88579y101	5176	60408	SH		Sole		60408
NORTH FORK BANCORP	COM	659424105	1263	45539	SH		Sole		45539
NORTHERN TRUST CORP	COM	665859104	718	16530	SH		Sole		16530
NORTHFIELD LABS INC.	COM	666135108	135	12000	SH		Sole		12000
NOVO-NORDISK ADR	COM	670100205	547	9800	SH		Sole		9800
O REILLY AUTOMOTIVE INC	COM	686091109	290	5850	SH		Sole		5850
OMNICOM GROUP INC.	COM	681919106	2876	32494	SH		Sole		32494
ORACLE CORP	COM	68389X105	1433	114812	SH		Sole		114812
PACIFICARE HEALTH SYSTEMS	COM	695112102	645	11340	SH		Sole		11340
PAYCHEX INC	COM	704326107	3920	119451	SH		Sole		119451
PENNEY J C INC	COM	708160106	5629	108425	SH		Sole		108425
PEPSICO INC	COM	713448108	492	9275	SH		Sole		9275
PROCTER & GAMBLE CO	COM	742718109	917	17308	SH		Sole		17308
PROGRESSIVE	COM	743315103	371	4045	SH		Sole		4045
PROLOGIS TRUST	COM	743410102	1682	45350	SH		Sole		45350
R.R. DONNELLEY & SONS	COM	257867101	2410	76208	SH		Sole		76208
RICHARDSON ELECTRONICS	COM	763165107	632	61500	SH		Sole		61500
ROBERT HALF INTL	COM	770323103	1398	51852	SH		Sole		51852
S&P MIDCAP DEPOSITORY REC	COM	595635103	323	2681	SH		Sole		2681
SARA LEE CORP	COM	803111103	466	21039	SH		Sole		21039
SCHERING-PLOUGH	COM	806605101	1833	101000	SH		Sole		101000
SCHERING-PLOUGH CONV PFD	COM		822	16350	SH		Sole		16350
SERVICEMASTER	COM	81760n109	546	40459	SH		Sole		40459
SOLECTRON CORP	COM	834182107	1669	480963	SH		Sole		480963
SPECTRASITE	COM	84761M104	220	3800	SH		Sole		3800
STARBUCKS	COM	855244109	275	5328	SH		Sole		5328
STERICYCLE	COM	858912108	6615	149667	SH		Sole		149667
STRYKER	COM	863667101	6101	136773	SH		Sole		136773
SUNGARD DATA SYSTEMS	COM	867363103	5207	150935	SH		Sole		150935
SYMBOL TECHNOLOGIES	COM	871508107	558	38500	SH		Sole		38500
SYSCO	COM	871829107	599	16720	SH		Sole		16720
TARGET CORP	COM	87612e106	3034	60655	SH		Sole		60655
TD BANKNORTH	COM	87235A101	542	17345	SH		Sole		17345
TENET HEALTHCARE CORP	COM	88033G100	173	15000	SH		Sole		15000
THOMAS & BETTS	COM	884315102	3528	109225	SH		Sole		109225
TIFFANY & CO.	COM	886547108	1903	55125	SH		Sole		55125
TITAN	COM	888266103	272	15000	SH		Sole		15000
TORONTO DOMINION BK	COM	891160509	353	8528	SH		Sole		8528
TOYOTA MOTOR ADR	COM	892331307	4376	58833	SH		Sole		58833
TRIAD HOSPITALS	COM	89579K109	1668	33300	SH		Sole		33300
TYCO INTL LTD	COM	902124106	1885	55775	SH		Sole		55775
U.S. BANCORP	COM	902973106	464	16084	SH		Sole		16084
UNIT CORP.	COM	909218109	888	19665	SH		Sole		19665
UNITED HEALTH GROUP	COM	91324p102	5769	60485	SH		Sole		60485
VALERO ENERGY CORP NEW	COM	91913y100	4184	57098	SH		Sole		57098
VERIZON COMMUNICATIONS	COM	92343V104	303	8547	SH		Sole		8547
VERSUS TECHNOLOGY	COM	925313108	0	10000	SH		Sole		10000
VIACOM - CLASS B	COM	925524308	1592	45700	SH		Sole		45700
VIACOM INC NON VOTING CL B	COM		221	6350	SH		Sole		6350
WALGREEN CO	COM	931422109	11533	259645	SH		Sole		259645
WALMART STORES	COM	931142103	11755	234581	SH		Sole		234581
WASHINGTON POST CL B	COM	939640108	3740	4183	SH		Sole		4183
WASTE MANAGEMENT	COM	94106L109	2161	74900	SH		Sole		74900
WELLS FARGO CORP	COM	949746101	924	15450	SH		Sole		15450
WM WRIGLEY JR CO	COM	982526105	206	3138	SH		Sole		3138
WPS RESOURCES CORP.	COM	92931b106	318	6006	SH		Sole		6006
ZEBRA TECH 'A'	COM	989207105	1548	32600	SH		Sole		32600
ZIMMER HOLDINGS	COM	98956p102	2492	32022	SH		Sole		32022
FMA SMALL CAP COMPANY PORTFOLI		902555796	312	14833.613	SH		Sole		14833.613
MARATHON FUND			1756	1000	SH		Sole		1000
VANGUARD CAPITAL OPPORTUNITIES		922038302	366	12523.05	SH		Sole		12523.05
REPORT SUMMARY 	136	DATA RECORDS	380829		0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED





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